Expense Example - WisdomTree Global Alpha Fund - WisdomTree Global Alpha Fund	Oct. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	$ 281